OTHER ACQUISITIONS AND DISPOSITIONS (Details) CAD in Millions, $ in Millions					1 Months Ended						12 Months Ended
	Dec. 19, 2017 CAD	Jun. 01, 2017 USD ($)	Apr. 19, 2017 USD ($)	May 01, 2016 USD ($)	Mar. 31, 2016 CAD	Mar. 31, 2016 USD ($)	Feb. 29, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2015 CAD	Apr. 30, 2015 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Jun. 02, 2017	Nov. 30, 2015
Business Acquisition [Line Items]
Contributions to equity investments											CAD 1,681	CAD 765	CAD 493
Gain (loss) on disposal											631	(833)	(125)
Proceeds from sale of assets, net of transaction costs											CAD 5,317	6	CAD 0
Natural Gas – Ironwood
Business Acquisition [Line Items]
Purchase price | $							$ 653
Iroquois
Business Acquisition [Line Items]
Ownership interest (percent)				50.00%	49.35%	49.35%
Additional ownership acquired (percent)				0.65%	4.87%	4.87%
Contributions to equity investments | $				$ 7		$ 54
Iroquois | U.S. Natural Gas Pipelines
Business Acquisition [Line Items]
Ownership interest (percent)		50.00%									50.00%			0.66%
Iroquois | Disposal group, disposed of by sale, not discontinued operations
Business Acquisition [Line Items]
Ownership interest before transaction, percent		49.34%
PNGTS | Disposal group, disposed of by sale, not discontinued operations
Business Acquisition [Line Items]
Ownership interest before transaction, percent		11.81%						49.90%
Total consideration | $								$ 223
Cash received | $								188
Assumption of debt by purchaser | $								$ 35
Gas Transmission Northwest | Disposal group, disposed of by sale, not discontinued operations | Natural Gas
Business Acquisition [Line Items]
Ownership interest before transaction, percent										30.00%
Total consideration | $										$ 457
Cash received | $										264
Assumption of debt by purchaser | $										98
Gas Transmission Northwest | Disposal group, disposed of by sale, not discontinued operations | Natural Gas | Class B units
Business Acquisition [Line Items]
Receipt of new units | $										$ 95
Ontario Solar Assets
Business Acquisition [Line Items]
Proceeds from sale of assets, net of transaction costs	CAD 541
Gain (loss) on disposition of property plant equipment	127
Gain (loss) on disposition of property plant equipment, net of tax	CAD 136
TC Hydro
Business Acquisition [Line Items]
Proceeds from sale of assets, net of transaction costs | $			$ 1,070
Gain (loss) on disposition of property plant equipment											CAD 715
Gain (loss) on disposition of property plant equipment, net of tax											440
Gain (loss) on disposition of property plant and equipment foreign currency translation amount											5
Ravenswood, Ironwood, Kibby Wind and Ocean State Power
Business Acquisition [Line Items]
Gain (loss) on disposition of property plant equipment											(211)
Gain (loss) on disposition of property plant equipment, net of tax											(167)
Foreign currency translation gain on assets held for sale											CAD 2	CAD 70
Bruce B
Business Acquisition [Line Items]
Ownership interest (percent)									46.50%				46.50%		31.60%
Additional ownership acquired (percent)									14.89%				14.89%
Contributions to equity investments									CAD 236
Bruce Power
Business Acquisition [Line Items]
Ownership interest (percent)									48.50%				48.50%
Bruce A
Business Acquisition [Line Items]
Ownership interest (percent)															48.90%
PNGTS And Iroquois Transmission systems | Disposal group, disposed of by sale, not discontinued operations
Business Acquisition [Line Items]
Total consideration | $		$ 765
Cash received | $		597
Assumption of debt by purchaser | $		$ 168
TC Offshore LLC | Disposal group, not discontinued operations
Business Acquisition [Line Items]
Gain (loss) on disposal					CAD (4)								CAD (125)